DIVESTITURES - UTStarcom Hong Kong Holdings Ltd. (Details) - UTStarcom Hong Kong Holdings Ltd - Convertible bonds of privately-held company - USD ($) $ in Millions	Apr. 07, 2015	Aug. 31, 2012	Aug. 31, 2012	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
DIVESTITURES
Amount invested				$ 3.5	$ 3.5	$ 20.2
Interest rate of debt securities (as a percent)		6.50%	6.50%
Principal amount of debt securities to be converted if P&L run-rate break-even is achieved on or prior to the Maturity Date		$ 5.0	$ 5.0
Percentage of outstanding shares to be issued on conversion if P&L run-rate break-even is achieved on or prior to the Maturity Date		8.00%
Face amount of convertible debt	$ 20.0
Cash proceeds from partial payment of the principal of the Convertible Bond	$ 10.0
Ownership interest upon conversion of preference shares and convertible bonds	14.00%
Minimum
DIVESTITURES
Percentage of outstanding shares to be issued on conversion at the Maturity Date		25.00%
Maximum
DIVESTITURES
Percentage of outstanding shares to be issued on conversion at the Maturity Date		33.00%
Disposed of by sale, not discontinued operations | IPTV divestiture
DIVESTITURES
Amount invested		$ 20.0	$ 20.0